Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
General and administrative	$ (2,523,520)	$ (2,132,095)	$ (4,133,178)
Comprehensive (loss) income attributable to the Company	(4,654,679)	2,543,813	2,223,979
FAMI
General and administrative	(803,483)	(913,948)	(2,961,849)
Change in Fair value of derivative liability	0	873,767	419,649
Interest expenses	(1,535,732)	(445,766)	0
Amortization of debt issuance costs	(60,301)	(1,691,609)	(48,160)
Other expenses	(1,061)	(432)	(3,024)
Loss from operations	(2,400,577)	(2,177,988)	(2,593,384)
Equity in (loss) income of subsidiaries and VIE	(2,254,102)	4,721,801	4,817,363
Comprehensive (loss) income attributable to the Company	$ (4,654,679)	$ 2,543,813	$ 2,223,979